                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley                  Chicago, Illinois          July 30, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   170
Form 13F Information Table Value Total:   403700
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                    FORM 13F
                                    30-Jun-10

                               Title                                                                 Voting Authority
                                 of                 Value   Shares/  Sh/ Put/ Invstmt   Other  ----------------------------
        Name of Issuer         class     CUSIP    (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole     Shared     None
------------------------------ ----- ------------ -------- --------- --- ---- ------- -------- -------- --------- ---------
3M Company                     COM   88579y101        449       5690 SH       Sole                 4694                 996
Abbott Laboratories            COM   002824100       4313      92203 SH       Sole                22003               70200
Accenture PLC Ireland Class A  COM   G1151C101       3304      85489 SH       Sole                74989               10250
Ace Ltd Switzerland            COM   H0023R105        207       4025 SH       Sole                 4025
Adobe Systems Inc.             COM   00724F101       1063      40217 SH       Sole                38020                1997
Aflac, Inc.                    COM   001055102        501      11750 SH       Sole                 6250                5500
Agilent Technologies Inc.      COM   00846U101       1977      69551 SH       Sole                65976                3075
Air Products & Chemicals, Inc. COM   009158106       1633      25197 SH       Sole                23752                1200
Alcon, Inc.                    COM   H01301102       1299       8765 SH       Sole                 7375                1390
American Growth Fund of Americ       399874403        869  34788.104 SH       Sole              174.034           34390.465
American New Perspective Fund        648018406        239  10330.462 SH       Sole             4371.686            5958.776
AmerisourceBergen Corp         COM   03073e105       5345     168350 SH       Sole                46350              121550
Amgen, Inc.                    COM   031162100        207       3936 SH       Sole                 3936
Amphenol Corp Cl A             COM   032095101       6924     176273 SH       Sole                86573               89500
Apache Corp                    COM   037411105       1640      19475 SH       Sole                16950                2525
Apple Computer, Inc.           COM   037833100       4695      18667 SH       Sole                17647                 990
Archer Daniels Pfd A           PFD   039483201        238       6570 SH       Sole                 5370                1000
AT&T Inc.                      COM   00206R102       4063     167958 SH       Sole                53910              113868
Autodesk, Inc.                 COM   052769106        510      20947 SH       Sole                20797
Automatic Data Processing      COM   053015103        239       5930 SH       Sole                 5630                 300
Bank of America Corporation    COM   060505104        403      28025 SH       Sole                27925
Barclays Bank PLC Pfd. 6.625%  PFD   06739f390        244      12000 SH       Sole                 9000                3000
Becton Dickinson & Company     COM   075887109        223       3300 SH       Sole                 3300
Bed Bath & Beyond, Inc.        COM   075896100        773      20850 SH       Sole                19950                 900
Bristol Meyers Squibb Co       COM   110122108        223       8935 SH       Sole                 6935                2000
Bucyrus International          COM   118759109        200       4225 SH       Sole                 4225
Caterpillar Inc.               COM   149123101        538       8956 SH       Sole                 7456                1500
Central Fund Canada Cl A       ETF   153501101        239      15850 SH       Sole                                    15850

CenturyTel, Inc.               COM   156700106        203       6105 SH       Sole                 5605                 500
Chevron Corp                   COM   166764100       7181     105827 SH       Sole                37703               67974
Church & Dwight Company, Inc.  COM   171340102       3902      62217 SH       Sole                 4267               57950
Cisco Systems, Inc.            COM   17275R102       4602     215974 SH       Sole               180799               34675
Clorox Company                 COM   189054109        242       3900 SH       Sole                 3900
Coca Cola Company              COM   191216100        823      16420 SH       Sole                12010                4410
Cognizant Technology Solutions COM   192446102       5554     110942 SH       Sole               101522                8960
Colgate Palmolive Company      COM   194162103       1233      15655 SH       Sole                12155                3500
ConocoPhillips                 COM   20825c104        240       4889 SH       Sole                 2789                2100
Cott Corporation               COM   22163N106        121      20800 SH       Sole                 2000               18800
CurrencyShares Canadian Dollar ETF   23129x105        420       4500 SH       Sole                 4500
CurrencyShares Japanese Yen    ETF   23130A102        303       2700 SH       Sole                 2700
CVS Caremark Corp              COM   126650100        255       8700 SH       Sole                 1700                7000
Danaher Corporation            COM   235851102       2138      57584 SH       Sole                45384               12200
Deere & Company                COM   244199105        540       9700 SH       Sole                 8200                1500
Dominion Resources             COM   25746U109        244       6300 SH       Sole                 4400                1900
E I DuPont De Nemours & Co     COM   263534109        969      28022 SH       Sole                23872                4000
Ebix, Inc.                     COM   278715206        162      10325 SH       Sole                10325
Ecolab, Inc.                   COM   278865100      11105     247279 SH       Sole               105795              141134
Edwards Lifesciences Corp      COM   28176E108       1986      35450 SH       Sole                31750                3700
Emerson Electric Co.           COM   291011104       1234      28233 SH       Sole                27783                 300
Exelon Corp                    COM   30161n101        212       5584 SH       Sole                 1584                4000
Express Scripts Inc. CL A      COM   302182100      13392     284819 SH       Sole               114049              170520
Exxon Mobil Corp               COM   30231G102      12372     216782 SH       Sole                87439              129143
Family Dollar Stores, Inc.     COM   307000109       4354     115530 SH       Sole                49530               65650
FedEx Corp                     COM   31428x106        979      13965 SH       Sole                12790                1055
Financial Select Sector SPDR F ETF   81369Y605        331      23964 SH       Sole                23964
Fiserv Inc.                    COM   337738108        210       4600 SH       Sole                                     4600
Franklin Resources             COM   354613101        328       3800 SH       Sole                 3800
Freeport McMoran Copper & Gold COM   35671D857        499       8437 SH       Sole                 6087                2350
General Electric Corporation   COM   369604103       3456     239633 SH       Sole               201843               36890
General Mills Inc.             COM   370334104       7240     203839 SH       Sole                41963              161676
Genuine Parts Company          COM   372460105        308       7800 SH       Sole                                     7800
Gilead Sciences, Inc.          COM   375558103        389      11355 SH       Sole                 7055                4300
Google Inc. CL A               COM   38259P508      10655      23947 SH       Sole                 8910               15002
Grainger WW Inc                COM   384802104        264       2650 SH       Sole                 1500                1150
H.J. Heinz Co.                 COM   423074103       1818      42070 SH       Sole                34295                7550

Hewlett Packard Co.            COM   428236103       7578     175085 SH       Sole                27886              147199
Honeywell International        COM   438516106       6402     164030 SH       Sole                61855              101775
HSBC Holdings PLC 8.125%       PFD   404280703        208       8200 SH       Sole                 8200
Illinois Tool Works Inc.       COM   452308109       2770      67105 SH       Sole                62167                4688
Intel Corporation              COM   458140100       2238     115078 SH       Sole                41428               73500
IntercontinentalExchange, Inc. COM   45865V100        253       2240 SH       Sole                 2240
Interiors, Inc. Cl A           COM   458688108          0     879655 SH       Sole               879655
International Business Machine COM   459200101       9670      78313 SH       Sole                18729               59534
Intuit Inc.                    COM   461202103        264       7600 SH       Sole                 7600
iPATH Dow Jones-UBS Commodity  ETF   06738C778       2589      68770 SH       Sole                61720                7050
iShares Barclays 1-3 Year Cred ETF   464288646       3951      38025 SH       Sole                27500               10525
iShares Barclays Aggregate Bon ETF   464287226       3623      33784 SH       Sole                29331                4353
iShares Barclays US Treasury I ETF   464287176       3347      31309 SH       Sole                27959                3350
iShares COMEX Gold Trust       ETF   464285105        164      13500 SH       Sole                13000                 500
iShares Dow Jones US Oil Eqpmn ETF   464288844        386      10366 SH       Sole                 9616                 750
iShares iBoxx Inv Grade Corp B ETF   464287242        966       8908 SH       Sole                 7250                1658
iShares MSCI Canada Index Fund ETF   464286509        929      37345 SH       Sole                34370                2975
iShares MSCI EAFE Index Fund   ETF   464287465       9385     201789 SH       Sole               186457               15332
iShares MSCI Emerging Markets  ETF   464287234       9576     256589 SH       Sole                79164              177425
iShares Nasdaq Biotechnology I ETF   464287556       2379      30694 SH       Sole                28379                2200
iShares Russell Midcap Index F ETF   464287499        599       7443 SH       Sole                 7443
iShares S&P MidCap 400 Index F ETF   464287507       5011      70454 SH       Sole                60628                9826
iShares S&P SmallCap 600 Index ETF   464287804       5274      97419 SH       Sole                89904                7515
iShares Trust FTSE/Xinhua Chin ETF   464287184       2168      55410 SH       Sole                15575               39835
J P Morgan Chase & Co.         COM   46625H100       2469      67431 SH       Sole                64697                2484
Jacobs Engineering Group, Inc. COM   469814107       2148      58953 SH       Sole                54228                4725
Johnson & Johnson Co.          COM   478160104       5824      98607 SH       Sole                49620               48957
Johnson Controls, Inc.         COM   478366107        540      20109 SH       Sole                19909
Kimberly-Clark Corp            COM   494368103        315       5200 SH       Sole                 5200
Kraft Foods Inc. CL A          COM   50075N104       1850      66063 SH       Sole                51684               14029
L-3 Communications Hldgs Inc.  COM   502424104       1122      15845 SH       Sole                14985                 860
Laboratory Corp Amer Hldgs     COM   50540R409       5401      71675 SH       Sole                 3417               68258
LeCroy Corporation             COM   52324W109         48      10000 SH       Sole                                    10000
Lowes Companies Inc.           COM   548661107        993      48625 SH       Sole                47450                1075
McDonalds Corp.                COM   580135101       1383      20996 SH       Sole                15023                5973
Medco Health Solutions, Inc.   COM   58405u102       1347      24449 SH       Sole                 6193               18256
Medtronic Inc.                 COM   585055106        763      21048 SH       Sole                17198                3800

Merck & Co., Inc.              COM   589331107        760      21737 SH       Sole                21737
Metropolitan Life Insurance Co COM   59156r108       1827      48385 SH       Sole                44010                4175
Microsoft Corp                 COM   594918104       5261     228625 SH       Sole                61022              167603
MidCap SPDR Trust Series 1     ETF   78467Y107       2536      19631 SH       Sole                19631
National Fuel Gas Co           COM   636180101        574      12500 SH       Sole                                    12500
Nestle SA-Sponsored ADR        COM   641069406        215       4450 SH       Sole                  600                3850
NextEra Energy, Inc./Frmrly FP COM   65339F101        924      18955 SH       Sole                16855                2000
Nike Inc.                      COM   654106103        634       9385 SH       Sole                 9385
Northern Trust Corp            COM   665859104       2290      49044 SH       Sole                35454               13490
Novartis AG ADR                COM   66987v109        869      17980 SH       Sole                16655                1175
O.T. Mining Corporation        COM   671061109          9      30000 SH       Sole                                    30000
Occidental Petroleum Corp      COM   674599105       1801      23340 SH       Sole                 5290               18050
Omnicom Group, Inc.            COM   681919106       2065      60206 SH       Sole                55026                5030
Oracle Systems Corporation     COM   68389X105       6072     282935 SH       Sole               123560              158975
O'Reilly Automotive, Inc.      COM   686091109       4720      99245 SH       Sole                37295               61650
Pepsico, Inc.                  COM   713448108      11123     182500 SH       Sole                72385              109815
Perma-Fix Enviornmental Servic COM   714157104         24      15000 SH       Sole                                    15000
Pfizer, Inc                    COM   717081103       1046      73329 SH       Sole                50050               23279
Philip Morris International, I COM   718172109       5863     127899 SH       Sole                13946              113853
PNC Financial Corp             COM   693475105        407       7200 SH       Sole                 7200
Praxair, Inc.                  COM   74005P104       2641      34757 SH       Sole                31857                2900
PrivateBancorp, Inc.           COM   742962103        295      26643 SH       Sole                25543                1100
Procter & Gamble Co.           COM   742718109       5825      97109 SH       Sole                80451               16373
Qualcomm Inc.                  COM   747525103       8906     271187 SH       Sole               106990              163657
Quest Diagnostics, Inc.        COM   74834l100        383       7700 SH       Sole                                     7700
Raytheon Co                    COM   755111507        276       5702 SH       Sole                 5702
Regeneron Pharmaceuticals, Inc COM   75886f107        545      24400 SH       Sole                                    24400
Roper Industries Inc.          COM   776696106        289       5165 SH       Sole                 5165
Rovi Corporation               COM   779376102        584      15400 SH       Sole                 3000               12400
Royal Dutch Shell PLC ADR CL A COM   780259206        910      18126 SH       Sole                13061                4965
Salesforce Com Inc.            COM   79466L302        293       3410 SH       Sole                 3410
Schlumberger Ltd.              COM   806857108       3756      67875 SH       Sole                62175                5350
Sinofert Holdings Ltd.(Hong Ko COM   B0CJMD1           21      52000 SH       Sole                                    52000
Southwestern Energy Co.        COM   845467109        266       6895 SH       Sole                 6895
SPDR Barclays Capital High Yie ETF   78464A417       1567      41425 SH       Sole                41325                 100
SPDR Barclays Capital Short Te ETF   78464A425        217       9000 SH       Sole                 9000
SPDR Gold Trust                ETF   78463V107      11374      93478 SH       Sole                18598               74880

SPDR S&P 500 ETF Trust         ETF   78462F103       4849      46980 SH       Sole                41675                5305
SPDR S&P China ETF             ETF   78463x400       2846      42628 SH       Sole                 2578               40050
SPDR S&P Int'l Small Cap       ETF   78463X871        547      23150 SH       Sole                20575                2575
St. Jude Medical               COM   790849103       1582      43840 SH       Sole                37815                5625
Starbucks Corp                 COM   855244109       1396      57461 SH       Sole                55981                1435
Stericycle Inc.                COM   858912108       3707      56519 SH       Sole                52809                3650
Stryker Corporation            COM   863667101        862      17225 SH       Sole                11625                5500
Sysco Corporation              COM   871829107       2121      74255 SH       Sole                45303               28952
Target Corp                    COM   87612E106       2500      50840 SH       Sole                46185                4655
Teva Pharmaceutical Industries COM   881624209       7513     144504 SH       Sole                41954              102550
Texas Instruments Inc.         COM   882508104        910      39100 SH       Sole                34275                4625
Thermo Fisher Scientific, Inc. COM   883556102       4115      83898 SH       Sole                72448               11150
TJX Companies Inc.             COM   872540109       1062      25320 SH       Sole                20495                4825
Union Pacific Corp             COM   907818108       2059      29616 SH       Sole                24791                4550
United Technologies Corp       COM   913017109       1054      16235 SH       Sole                13335                2900
US Bancorp Del New             COM   902973304        363      16255 SH       Sole                16255
Vanguard FTSE All-World Ex-US  ETF   922042775       5993     156143 SH       Sole               132728               22915
Vanguard REIT                  ETF   922908553        632      13600 SH       Sole                13600
Vanguard Total Bond Market Fun ETF   921937835       3219      39560 SH       Sole                20035               19425
Vanguard Total Stock Market In       922908306        210   8208.967 SH       Sole             8208.967
Vanguard Total Stock Market VI ETF   922908769       1989      37849 SH       Sole                37699                 150
Vectren Corporation            COM   92240g101        675      28540 SH       Sole                28340
Verizon Communications         COM   92343V104        523      18681 SH       Sole                 9181                9500
Videorec Technologies-Private  COM   926990656          0      18438 SH       Sole                                    18438
Visa, Inc.                     COM   92826C839       5956      84190 SH       Sole                35640               48375
Vodafone Group PLC New         COM   92857w209        377      18226 SH       Sole                18046
Walgreen Co.                   COM   931422109       8972     336033 SH       Sole               131160              204333
Wal-Mart Stores, Inc.          COM   931142103        486      10109 SH       Sole                 9734                 375
Walt Disney Co.                COM   254687106        568      18047 SH       Sole                12247                5800
Wells Fargo & Co.              COM   949746101       2582     100840 SH       Sole                91980                8760
Windstream Corp.               COM   97381W104        102       9700 SH       Sole                 7500                2200
REPORT SUMMARY                 170   DATA RECORDS  403700            0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED